CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ 6,541	$ 5,887	$ (1,296)
Adjustments to reconcile net (loss) income to net cash generated from operating activities:
Depreciation of property, plant and equipment	6,099	4,831	4,230
Change in allowance for doubtful accounts		51	109
Loss on disposal of property, plant and equipment	13	6	20
Loss from equity method investments	239	189	0
Net (gain) loss on disposal of subsidiaries	168		(163)
Share-based compensation	3,990		1,929
Changes in operating assets and liabilities:
Accounts receivable	183	(365)	(49)
Inventories	(290)	(1,451)	256
Prepaid expenses and other current assets	(2,110)	(1,438)	67
Amounts due from related parties	(115)	189
Deferred tax assets	(4,826)	(1,687)	(1,441)
Other non-current assets	(3)	(560)	(555)
Prepayments from customers	(3,192)	6,678	7,005
Accrued expenses and other current liabilities	10,927	10,176	5,664
Income tax payable	4,113	3,012	2,066
Deferred revenue	1,371	8,343	4,880
Amounts due to a related party			(14)
Other non-current liabilities	1,991	1,192	1,100
Net cash generated from operating activities	25,099	35,053	23,808
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of a business, net of cash acquired			(1,031)
Investments in bank deposits maturing over three months		(452)
Proceeds from maturity of term deposits	444
Purchase of long-term investments		(532)	(55)
Purchase of property, plant and equipment	(11,917)	(11,305)	(12,080)
Proceeds from disposal of subsidiaries			150
Cash surrendered in disposal of subsidiaries	(168)
Loans to related parties	(1,010)		(6,508)
Repayment from loans to related parties	3,818		4,423
Loans to third parties			(517)
Repayment from loans to third parties			613
Proceeds from disposal of property, plant and equipment	178	167	55
Net cash used in investing activities	(8,655)	(12,122)	(14,950)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution from noncontrolling interests	1,337	1,422	695
Return of capital to Founders	(990)
Payment of initial public offering costs	(3,073)
Proceeds of exercise of options	595
Proceeds from issuance of ordinary shares			50,224
Proceeds from initial public offering	94,627
Payment for repurchase of ordinary shares			(19,475)
Payment for repurchase of convertible redeemable preferred shares			(30,749)
Net cash generated from financing activities	92,496	1,422	695
Exchange rate effect on cash and cash equivalents	3,666	(2,690)	(977)
Net increase in cash and cash equivalents, and restricted cash	112,606	21,663	8,576
Cash and cash equivalents, and restricted cash at beginning of the year	46,628	24,965	16,389
Cash and cash equivalents, and restricted cash at end of the year	159,234	46,628	24,965
Supplemental schedule of cash flow information
Income taxes paid	(4,626)	(723)	(355)
Supplemental schedule of non-cash activities
Acquisition of property, plant and equipment through deposits made	2,187	$ 506	3,524
Acquisition of property, plant and equipment through payable	708
Contribution from the Founders			$ 2,000
Return of capital to settle with a loan from a related party (See Note 19)	(1,010)
A loan due from a related party settled with return of capital (See Note 19)	$ 1,010